DERIVATIVE LIABILITIES (Details) - USD ($)	Mar. 31, 2019	Sep. 30, 2018
Assets
None
Liabilities
Derivative liability	27,180
Level 1 [Member]
Assets
None
Liabilities
Derivative liability
Level 2 [Member]
Assets
None
Liabilities
Derivative liability
Level 3 [Member]
Assets
None
Liabilities
Derivative liability	$ 27,180